Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Balance Sheets
Preferred Stock, par value	$ 0.001	$ 0.001
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	12,500,000	12,500,000
Common Stock, shares issued	5,920,229	5,920,229
Common Stock, shares outstanding	5,120,229	5,120,229